Document and Entity Information	Aug. 19, 2022
Cover [Abstract]
Entity Registrant Name	ON SEMICONDUCTOR CORP
Amendment Flag	false
Entity Central Index Key	0001097864
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39317
Entity Tax Identification Number	36-3840979
Entity Address, Address Line One	ON Semiconductor Corporation
Entity Address, Address Line Two	5005 E. McDowell Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(602)
Local Phone Number	244-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false